UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2008

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2008

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS

January 2009

Dear Shareholders:

Upon reviewing last year’s letter, the actions of 2008 couldn’t be any farther apart.  The Standard & Poors 500 Index finished the year negative by 37.00% capping off one of the worst individual years in history.  The silver lining, if there is one, is that the COUNTRY Growth Fund bettered the S&P index by 6.16% for the one-year period ended December 31, 2008. Turmoil in bond markets resulted in the average bond fund (as represented by the Lipper Intermediate Investment Grade Debt Funds Average) posting a 4.43% loss, but the COUNTRY Bond Fund was able to deliver a positive return of 4.16% for the same period.

How times change.  Last year, popular cocktail party conversations dealt with hedge funds, private equity funds, and commodity funds.  Today, the dominant topic is what kind of rates people get on their CDs and money market accounts.  We were fortunate enough not to chase into any of the more esoteric investment vehicles since most of them have completely collapsed from their all-time highs.  Volatility in stocks reached levels that were almost unthinkable while the price of energy, and just about every other commodity, soared to levels unimaginable to even seasoned professionals.

In almost every historical period, prices almost predictably rise farther than thought, and in most cases, fall farther and faster than anticipated.  This reversion to the mean was evident throughout 2008 in countless ways.  The price of oil peaked at $145 and ended the year at just under $45.  Corn peaked at almost $8 and has since settled around the $4 level.  Soybeans peaked at $16 and finished the year at $10.  Examples are numerous.  We witnessed a number of firsts during the year as well.  The term “bailout” is now common as the entire Financial sector has come under siege and many bellwether firms are now no longer in existence.  Lehman Brothers declared bankruptcy, Merrill Lynch and Bear Stearns were acquired by larger financial institutions, and numerous other firms have either been forced to merge or have been seized by regulators. We have seen the prices of blue chip stocks get trashed, debt levels, both personal and national, skyrocket, an unprecedented housing crisis, and to cap the year off arguably the biggest Ponzi scheme in history was exposed.  The good news is that the market is in the cleansing process and should work through all these difficulties in time.

With hard work and diligence, we avoided a lot of the pitfalls of 2008 and achieved excellent relative performance.  However, our work here is not done.  We are fortunate to have an extremely talented staff that is very diligent in serving our shareholders.

For the year ahead, we feel that we have positioned our portfolios to capitalize on what we believe are the trends that can be profitably exploited.  Overall, the economy is showing signs of reorganizing and dealing with the difficulties at hand.  Lower energy costs, easing commodity prices, and historically low interest rates are all positives for the economy.  We aren’t out of the woods yet, but we are making great strides in an effort to regain some sort of normalcy.  Our work will be difficult, but we will be unwavering in our effort to find not just great companies, but great investments.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The annualized total returns for the Fund for the period ended December 31, 2008, are as follows:

1 Year	5 Years	10 Years
(30.84)%	(1.80)%	1.08%

Gross Expense Ratio — 1.19%

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of (37.00)%.  The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.’s Large Cap Core Funds Average) returned (37.23)% during this same time period.  As of December 31, 2008, based on total returns, the Growth Fund (Class Y) ranked in the 8th  percentile compared to the Lipper peer group for the past year and in the 30th and top 11th percentiles for the past five and ten years, out of 851, 606 and 344, respectively.

The stock market declined precipitously in the second half of 2008 as the viability of the domestic financial system was threatened.  Most major financial institutions came under pressure as bankruptcies, forced mergers, and regulatory seizures cascaded throughout the financial system. Massive stimulus programs from both the Federal Reserve and Congress flooded the markets with liquidity to combat the crisis as short-term rates were cut to just above 0% and bailout plans targeted toward troubled assets and institutions were put in place. Late in the year, the National Bureau of Economic Research confirmed that a recession had begun in December of 2007, a situation that many had suspected. The disclosure of a massive Ponzi scheme in December served to put an exclamation mark on the entire situation. The incoming administration has disclosed plans to continue to expand stimulus programs but it is unclear what these actions will achieve. There is massive de-leveraging occurring in the private sector that does not bode well for employment and consumer spending.

The Growth Fund has been battered along with the overall market but has managed to perform better than the S&P 500 for the one-year period ended December 31, 2008. While we had been hopeful of finding opportunities to take a more constructive stance, these did not develop. While there may be some near term trading rallies following the market’s sharp decline, we do not anticipate any sustainable long-term advance until the economy can stabilize. We expect that fundamental analysis of individual stocks in combination with continued defensive bias will likely be the strategies needed to navigate the markets for the foreseeable future.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The annualized total returns for the Fund for the period ending December 31, 2008, are as follows:

1 Year	5 Years	10 Years
4.16%	4.02%	5.14%

Gross Expense Ratio — 0.91%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

Recession and mounting corporate defaults are causing turmoil in the credit markets.

The Federal Reserve cut its key interest rate seven times in 2008.  At the start of the year it was 4.25% and with the last cut in December it stands at a record low of 0.25%.  Prices of corporate and mortgage bonds sank to new lows and yield spreads versus Treasuries widened to record levels.  In 2008, junk bonds fell 26% and investment grade corporate bonds lost nearly 7%.  We feel very satisfied with the Fund’s 4.16% return for this period.

During 2009, we expect credit spreads to narrow.  We are now overweight corporate and mortgage debt as we reduced our Treasury positions.  We are looking to add corporate bonds to the portfolio as opportunities arise.  We feel the bond market offers an opportunity for decent returns in the current disinflation environment.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.

The Lipper Large Cap Core Funds Average are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset-Backed and Mortgage-Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments in this report for holding information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.  Current and future portfolio holdings are subject to risk.

COUNTRY Mutual Funds — Expense Example December 31, 2008 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested for the period 7/1/08 – 12/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/08	12/31/08	7/1/08 – 12/31/08*
Actual(1)	$1,000.00	$ 755.40	$5.22
Hypothetical(2)	$1,000.00	$1,019.26	$6.01

(1)	Ending account values and expenses paid during period based on a (24.46)% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/08	12/31/08	7/1/08 – 12/31/08*
Actual(1)	$1,000.00	$1,032.10	$4.35
Hypothetical(2)	$1,000.00	$1,020.92	$4.33

(1)	Ending account values and expenses paid during period based on a 3.21% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example December 31, 2008 (unaudited) (continued)

COUNTRY Growth Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/08	12/31/08	7/1/08 – 12/31/08*
Actual(1)	$1,000.00	$ 755.70	$5.22
Hypothetical(2)	$1,000.00	$1,019.26	$6.01

(1)	Ending account values and expenses paid during period based on a (24.43)% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/08	12/31/08	7/1/08 – 12/31/08*
Actual(1)	$1,000.00	$1,032.90	$4.36
Hypothetical(2)	$1,000.00	$1,020.92	$4.33

(1)	Ending account values and expenses paid during period based on a 3.29% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Allocation of Portfolio Assets December 31, 2008 (unaudited)

COUNTRY Growth Fund*

COUNTRY Bond Fund*

*	Expressed as a percentage of total investments.

COUNTRY Mutual Funds — Portfolio Highlights (unaudited)

COUNTRY Growth Fund

Average Annual Returns   December 31, 2008

	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	(30.84)%	(1.80)%	1.08%
S&P 500 Index(1)	(37.00)%	(2.19)%	(1.38)%
Lipper Large Cap Core Funds Average(2)	(37.23)%	(2.88)%	(1.72)%

(1)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(2)
The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments)   December 31, 2008

	Value	Percent of Fund
Exxon Mobil Corporation	$5,947,335	3.83%
General Electric Company	4,584,600	2.96%
Wal-Mart Stores, Inc.	4,568,890	2.95%
The Procter & Gamble Company	4,525,224	2.92%
AT&T, Inc.	3,790,500	2.44%
Iron Mountain, Inc.	3,684,770	2.38%
WellPoint Inc.	3,597,902	2.32%
CVS Caremark Corporation	3,437,304	2.22%
Genentech Inc.	3,349,564	2.16%
3M Co.	3,026,604	1.95%
	$40,512,693	26.13%

COUNTRY Bond Fund

Average Annual Returns   December 31, 2008

	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	4.16%	4.02%	5.14%
Merrill Lynch U.S. Domestic Master Bond Index(1)	6.20%	4.91%	5.76%
Barclays Capital Aggregate Bond Index(2)	5.24%	4.65%	5.63%
Lipper Intermediate Investment Grade Debt Funds Average(3)	-4.43%	1.73%	4.06%

(1)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(2)
The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

(3)
The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments)   December 31, 2008

	Value	Percent of Fund
Federal National Mortgage Association, 6.000%, 12/1/2038	$3,091,534	2.16%
Government National Mortgage Association, 5.500%, 01/15/2038	2,987,768	2.09%
Government National Mortgage Association, 5.000%, 01/15/2038	2,892,318	2.02%
Federal National Mortgage Association, 5.000%, 05/01/2023	2,755,825	1.93%
Federal Home Loan Mortgage Corp., 5.500%, 03/01/2022	2,241,043	1.57%
Federal National Mortgage Association, 5.000%, 07/01/2038	2,033,988	1.42%
Federal National Mortgage Association, 5.500%, 07/01/2038	2,024,115	1.41%
Federal National Mortgage Association, 5.000%, 06/01/2038	2,022,185	1.41%
U.S. Treasury Bonds, 4.500%, 02/15/2036	1,992,891	1.39%
U.S. Treasury Bonds, 1.750%, 01/15/2028	1,910,231	1.33%
	$23,951,898	16.73%

COUNTRY Mutual Funds — Schedule of Investments December 31, 2008 (unaudited)

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 98.00%
Consumer Discretionary — 9.12%
Comcast Corporation	98,300	$1,659,304
Gentex Corporation	307,000	2,710,810
H&R Block, Inc.	97,100	2,206,112
The Home Depot, Inc.	95,200	2,191,504
Kohl's Corporation (a)	46,500	1,683,300
Limited Brands	172,000	1,726,880
Target Corporation	57,000	1,968,210
		14,146,120
Consumer Staples — 15.14%
Archer-Daniels-Midland Company	94,000	2,710,020
CVS Caremark Corporation	119,600	3,437,304
The Kroger Co.	71,000	1,875,110
McCormick & Company	64,700	2,061,342
Philip Morris International, Inc. (a)	60,000	2,610,600
The Procter & Gamble Company	73,200	4,525,224
Sysco Corporation	74,000	1,697,560
Wal-Mart Stores, Inc.	81,500	4,568,890
		23,486,050
Energy — 12.25%
Apache Corporation	37,500	2,794,875
Chesapeake Energy Corp.	135,000	2,182,950
ChevronTexaco Corp.	35,000	2,588,950
ConocoPhillips	31,000	1,605,800
Exxon Mobil Corporation	74,500	5,947,335
Halliburton Company	110,000	1,999,800
Schlumberger Limited (b)	44,500	1,883,685
		19,003,395
Financials — 10.36%
ACE Limited (b)	57,000	3,016,440
AFLAC INCORPORATED	49,200	2,255,328
American Express Company	60,000	1,113,000
Bank of America Corporation	50,000	704,000
The Bank of New York Mellon Corporation	60,094	1,702,463
Citigroup Inc.	105,300	706,563
JPMorgan Chase & Co.	79,620	2,510,419
State Street Corp.	57,200	2,249,676
Wells Fargo & Company	61,300	1,807,124
		16,065,013
Health Care — 15.71%
Abbott Laboratories	40,000	2,134,800
Amgen Inc. (a)	32,700	1,888,425
Covance, Inc. (a)	29,000	1,334,870
Forest Laboratories, Inc. (a)	16,800	427,896
Genentech, Inc. (a)	40,400	3,349,564
Hologic, Inc. (a)	126,000	1,646,820
Johnson & Johnson	50,000	2,991,500
Medco Health Solutions, Inc. (a)	47,200	1,978,152
Medtronic, Inc.	83,600	2,626,712
Pfizer Inc.	135,000	2,390,850
WellPoint Inc. (a)	85,400	3,597,902
		24,367,491
Industrials — 13.74%
3M Co.	52,600	3,026,604
Caterpillar Inc.	43,000	1,920,810
Emerson Electric Co.	44,000	1,610,840
FedEx Corp.	38,400	2,463,360
General Electric Company	283,000	4,584,600
Illinois Tool Works, Inc.	76,900	2,695,345
Iron Mountain, Inc. (a)	149,000	3,684,770
Trinity Industries	84,500	1,331,720
		21,318,049
Information Technology — 14.27%
Cisco Systems, Inc. (a)	112,000	1,825,600
EMC Corporation (a)	180,500	1,889,835
Intel Corporation	194,000	2,844,040
International Business Machines Corporation	24,400	2,053,504
Intuit Inc. (a)	115,900	2,757,261
Microsoft Corporation	142,100	2,762,424
Nokia Corp. - ADR	155,000	2,418,000
Oracle Corp. (a)	92,300	1,636,479
QUALCOMM Inc.	47,100	1,687,593
Western Union Company	158,000	2,265,720
		22,140,456
Materials — 1.31%
Newmont Mining Corporation	50,000	2,035,000

Telecommunication Services — 3.81%
AT&T, Inc.	133,000	3,790,500
Verizon Communications Inc.	62,400	2,115,360
		5,905,860
Utilities — 2.29%
Dominion Resources Inc.	46,300	1,659,392
FPL Group, Inc.	37,600	1,892,408
		3,551,800
TOTAL COMMON STOCKS
(Cost $157,499,869)		152,019,234

	Principal
	Amount
MORTGAGE-BACKED SECURITIES — 0.19%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$62,404	57,802
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (d)	150,487	150,188
Government National Mortgage Association
9.500%, 06/15/2009	38	39
9.000%, 07/15/2016	2,393	2,558
6.500%, 07/15/2029	8,525	8,960
Mortgage IT Trust
4.250%, 02/25/2035 (d)	57,463	39,293
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $44,819) (c)	32,811	28,850
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $313,281)		287,690

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2008 (unaudited)

COUNTRY Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.64%
Money Market Funds — 1.64%
Janus Money Market Fund	2,548,484	$2,548,484

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,548,484)		2,548,484
TOTAL INVESTMENTS — 99.83%
(Cost $160,361,634)		154,855,408
OTHER ASSETS IN
EXCESS OF LIABILITIES — 0.17%		256,791
TOTAL NET ASSETS — 100.00%		$155,112,199

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of December 31, 2008 these securities represented 0.02% of total net assets.

(d)	The coupon rate shown on variable rate securities represents the rates at December 31, 2008.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2008 (unaudited)

COUNTRY Bond Fund

	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 4.43%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	$908,959
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	500,000	456,490
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	500,000	484,185
CIT Equipment Collateral
5.050%, 04/20/2014	800,000	774,840
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	158,730
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	725,150	601,993
5.363%, 03/25/2030	373,052	320,931
4.931%, 05/25/2032 (b)	262,083	205,109
FedEx Corp.
6.720%, 01/15/2022	291,218	277,376
Green Tree Financial Corporation
6.870%, 01/15/2029	53,224	42,675
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	500,000	470,723
John Deere Owner Trust
4.890%, 03/16/2015	400,000	362,495
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	380,639
Residential Asset Securities Corporation
4.767%, 10/25/2032	694,136	509,449
5.600%, 06/25/2034 (b)	1,000,000	380,096
TOTAL ASSET-BACKED SECURITIES
(Cost $7,662,935)		6,334,690

CORPORATE BONDS — 32.88%
Abbott Laboratories
5.600%, 05/15/2011	400,000	422,339
6.150%, 11/30/2037	500,000	589,952
Alabama Power Co.
5.500%, 10/15/2017	250,000	247,410
Alcoa, Inc.
5.550%, 02/01/2017	400,000	314,784
American Express Credit Co.
5.875%, 05/02/2013	150,000	143,996
American Express Travel
5.250%, 11/21/2011
(Acquired 07/21/2007, Cost $643,779) (a)	650,000	619,387
American Honda Finance Corporation
4.500%, 05/26/2009
(Acquired 05/18/2004, Cost $299,361) (a)	300,000	302,252
6.700%, 10/01/2013
(Acquired 09/24/2008, Cost $499,520) (a)	500,000	504,004
American International Group, Inc.
5.850%, 01/16/2018	800,000	536,228
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	441,654
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008,
Cost $249,765) (a) (d)	250,000	241,890
Apache Corp.
6.900%, 09/15/2018	600,000	649,748
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	393,727
ASIF Global Financing XIX
4.900%, 01/17/2013
(Acquired 01/10/2003, Cost $249,218) (a)	250,000	200,685
AT&T Inc.
5.625%, 06/15/2016	500,000	502,241
5.500%, 02/01/2018	500,000	505,312
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	263,761
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	645,315
Bank of America Corporation
5.300%, 03/15/2017	1,000,000	949,526
6.975%, 03/07/2037	250,000	243,457
Bank of New York Mellon
4.500%, 04/01/2013	200,000	198,865
BHP Billiton Finance
5.125%, 03/29/2012 (d)	500,000	470,284
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	481,990
5.720%, 01/15/2024	430,897	413,338
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	245,666
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)	300,000	277,639
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	263,132
Caterpillar Inc.
5.700%, 08/15/2016	500,000	486,093
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	307,633
Cisco Systems Inc
5.250%, 02/22/2011	500,000	519,066
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	969,040
5.500%, 08/27/2012	250,000	242,679
5.850%, 09/15/2016	250,000	176,032
Clorox Company
5.950%, 10/15/2017	200,000	189,257
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	439,242
Comcast Corporation
6.500%, 01/15/2017	750,000	740,785
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	373,280
ConocoPhillips
6.650%, 07/15/2018	600,000	627,087
Credit Suisse New York
5.000%, 05/15/2013	400,000	384,972
CSX Transportation, Inc.
6.420%, 06/15/2010	250,000	251,175
6.500%, 04/15/2014	600,000	577,504
Duke Energy Carolinas LLC
5.750%, 11/15/2013	400,000	413,693
E. I. Du Pont De Nemours
5.250%, 12/15/2016	250,000	248,456
Eaton Corp.
8.875%, 06/15/2019	300,000	347,201
Ecolab, Inc.
4.875%, 02/15/2015	450,000	387,526
Fifth Third Bank
5.200%, 03/01/2019	200,000	170,835

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2008 (unaudited)

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
Florida Power Corporation
4.800%, 03/01/2013	$300,000	$297,236
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	503,625
5.000%, 06/27/2018 (b)	356,000	341,064
General Electric Company
5.000%, 02/01/2013	300,000	303,387
General Mills, Inc.
5.700%, 02/15/2017	225,000	226,144
General Motors Corporation
8.375%, 07/15/2033	300,000	52,500
Georgia Power Company
5.700%, 06/01/2017	500,000	499,969
GlaxoSmithKline Cap Inc.
4.850%, 05/15/2013	500,000	501,529
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	387,854
Halliburton Company
6.750%, 02/01/2027	100,000	105,140
Harley-Davidson Funding
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $199,772) (a)	200,000	139,555
Home Depot, Inc.
5.250%, 12/16/2013	500,000	466,899
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	399,228
HSBC Holdings
6.800%, 06/01/2038 (d)	500,000	528,370
IBM Corp.
7.625%, 10/15/2018	250,000	299,799
Ingersoll-Rand Company Ltd.
6.015%, 02/15/2028 (d)	500,000	500,584
International Bank
Reconstruction & Development
6.760%, 03/04/2020 (b)	500,000	485,000
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	195,260
JPMorgan Chase & Co.
5.375%, 10/01/2012	750,000	767,216
7.900%, 04/30/2018	200,000	166,366
Kellogg Co.
5.125%, 12/03/2012	500,000	499,831
Keycorp
6.500%, 05/14/2013	200,000	184,377
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	532,699
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	363,218
6.125%, 02/01/2018	300,000	293,969
Lowe’s Companies, Inc.
6.650%, 09/15/2037	500,000	476,628
Marshall & Ilsley Bank
2.900%, 08/18/2009	54,545	54,028
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	209,390
Merrill Lynch & Co. Inc.
6.050%, 08/15/2012	300,000	295,974
5.450%, 02/05/2013	500,000	480,623
Morgan Stanley
5.750%, 08/31/2012	200,000	186,483
5.450%, 01/09/2017	300,000	247,285
National City Corp.
4.900%, 01/15/2015	175,000	145,823
National Rural Utility Cooperative
Finance Corporation
10.375%, 11/01/2018	300,000	351,122
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008,
Cost $998,282) (a) (d)	1,000,000	966,307
Northern States Power Company
8.000%, 08/28/2012	500,000	527,295
Oracle Corp.
6.500%, 04/15/2038	300,000	330,288
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	451,439
Perforadora Centrale
5.240%, 12/15/2018 (d)	266,705	287,458
Pitney Bowes, Inc.
5.250%, 01/15/2037	250,000	220,102
Regions Bank
7.500%, 05/15/2018	200,000	171,886
Rio Tinto Financial
5.875%, 07/15/2013 (d)	450,000	358,431
Rowan Companies, Inc.
5.880%, 03/15/2012	494,000	514,610
Shell International Finance
5.625%, 06/27/2011 (d)	500,000	531,239
Simon Property Group LP
5.750%, 12/01/2015	300,000	195,958
SLM Inc.
8.450%, 06/15/2018	200,000	158,124
Southern California Edison Co.
5.750%, 03/15/2014	400,000	419,175
State Street Corp.
5.375%, 04/30/2017	400,000	375,799
Suncor Energy, Inc.
6.100%, 06/01/2018 (d)	500,000	430,872
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	192,144
Target Corporation
5.875%, 07/15/2016	750,000	716,028
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	217,467
Time Warner, Inc.
6.875%, 05/01/2012	500,000	480,348
Transocean, Inc.
5.250%, 03/15/2013 (d)	300,000	278,639
U.S. Central Credit Union
2.700%, 09/30/2009	90,909	89,819
U.S. Trade Funding Corp.
4.260%, 11/15/2014
(Acquired 12/14/2004, Cost $212,801) (a)	213,803	232,447
Union Pacific Railroad Company
6.630%, 01/27/2022	350,741	354,490
5.866%, 07/02/2030	496,139	463,464
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	825,234
United Technologies Corp.
5.375%, 12/15/2017	600,000	606,538
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	384,738
Vessel Management Services Inc.
4.960%, 11/15/2027	304,000	328,341

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2008 (unaudited)

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
Viacom, Inc.
5.750%, 04/30/2011
(Acquired 04/05/2006, Cost $496,980) (a)	$500,000	$454,094
Virginia Electric & Power Co.
4.500%, 12/15/2010	500,000	493,473
Wachovia Corp.
5.750%, 06/15/2017	500,000	497,671
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,098,865
6.200%, 04/15/2038	400,000	457,782
Walt Disney Company
4.700%, 12/01/2012	500,000	514,591
Well Fargo Capital X
5.950%, 12/01/2036	200,000	171,410
Wells Fargo & Company
4.875%, 01/12/2011	800,000	800,030
5.625%, 12/11/2017	500,000	521,639
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	166,500
XTO Energy, Inc.
4.625%, 06/15/2013	400,000	363,253
TOTAL CORPORATE BONDS
(Cost $46,988,334)		47,056,301

MORTGAGE-BACKED SECURITIES — 47.74%
American Tower Trust
5.420%, 04/15/2037
(Acquired 05/01/2007, Cost $500,000) (a)	500,000	410,700
Bank of America Commercial Mortgage Inc.
7.333%, 11/15/2031	840,409	838,047
Bank of America Mortgage Securities
5.250%, 10/25/2020	575,824	495,890
Chase Funding Mortgage Loan
4.515%, 02/25/2014	283,236	268,294
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	485,878	461,462
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	436,829	404,613
6.000%, 11/25/2036	400,000	288,307
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	506,290	471,020
5.500%, 05/25/2036	500,000	180,949
CS First Boston Mortgage
Securities Corporation
4.980%, 02/25/2032	700,000	567,246
7.290%, 09/15/2041	201,314	201,154
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	144,848	140,642
Deutsche Mortgage Securities, Inc.
5.010%, 06/26/2035 (Acquired 09/22/2005,
Cost $236,566) (a) (b)	236,678	230,264
Federal Home Loan Mortgage Corp.
5.500%, 03/01/2009	24,941	24,941
7.000%, 03/01/2012	56,127	58,150
4.500%, 05/01/2013	334,025	341,608
5.125%, 12/15/2013	241,969	245,721
5.500%, 10/01/2014	58,777	61,036
5.000%, 03/01/2015	214,587	222,279
6.500%, 03/01/2015	128,840	133,858
5.000%, 12/15/2017	750,000	758,138
5.000%, 11/15/2018	600,000	605,716
5.750%, 12/15/2018	344,856	354,420
5.000%, 10/01/2020	353,138	363,449
5.500%, 03/01/2022	2,171,177	2,241,043
5.000%, 03/01/2023	930,684	956,693
4.500%, 04/01/2023	524,733	536,174
4.500%, 11/15/2023	1,000,000	985,309
5.500%, 10/15/2025	500,000	519,885
7.150%, 09/25/2028 (b)	300,974	300,375
6.500%, 10/01/2029	164,044	171,785
5.000%, 10/15/2031	400,000	405,815
5.000%, 06/01/2034	316,897	324,387
5.323%, 02/01/2037 (b)	702,180	712,235
6.000%, 05/01/2037	1,791,263	1,847,216
6.000%, 08/01/2037	1,704,144	1,757,375
6.000%, 01/01/2038	1,741,150	1,795,537
Federal National Mortgage Association
5.000%, 03/01/2010	76,668	77,126
4.750%, 02/21/2013	300,000	326,111
5.000%, 03/01/2013	94,626	97,233
4.500%, 04/01/2013	110,228	112,597
5.000%, 04/01/2013	81,901	84,191
5.000%, 05/01/2013	153,909	158,211
5.500%, 06/01/2013	75,310	77,892
4.700%, 06/25/2013	200,504	204,025
3.500%, 09/01/2013	327,547	328,527
4.500%, 09/01/2013	141,750	144,992
5.500%, 10/01/2013	177,475	184,117
5.000%, 02/01/2014	468,386	483,197
4.000%, 05/01/2015	664,190	673,616
6.000%, 06/25/2016	319,536	326,533
4.500%, 06/25/2018	1,250,000	1,255,966
4.500%, 01/01/2019	655,449	674,176
6.500%, 05/01/2019	75,457	77,989
4.477%, 01/01/2020 (b)	196,950	196,204
4.500%, 04/01/2020	579,147	593,523
5.500%, 04/25/2023	500,000	520,341
5.000%, 05/01/2023	2,680,903	2,755,825
5.500%, 09/01/2025	422,660	434,334
5.500%, 02/01/2033	244,735	251,743
5.500%, 07/01/2033	794,804	816,695
5.290%, 11/25/2033	1,000,000	1,010,000
4.124%, 05/01/2034 (b)	154,004	153,410
5.500%, 07/01/2035	1,003,717	1,030,108
5.500%, 12/01/2035	405,131	415,783
5.000%, 06/01/2038	1,978,511	2,022,185
5.000%, 07/01/2038	1,990,060	2,033,988
5.500%, 07/01/2038	1,972,560	2,024,115
6.000%, 12/01/2038	3,000,000	3,091,534
6.500%, 02/25/2044	260,501	264,897
6.500%, 05/25/2044	300,610	307,656
First Nationwide Trust
6.750%, 10/21/2031	16,187	16,020
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	500,000	488,732
4.706%, 05/10/2043	939,172	874,902
Government National Mortgage Association
4.500%, 05/20/2014	218,777	220,608
4.140%, 03/16/2018	405,104	405,305
4.116%, 03/16/2019	472,705	474,145
4.031%, 01/16/2021	982,380	985,806
6.500%, 04/15/2026	92,059	96,612
8.000%, 07/15/2026	42,833	45,592

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2008 (unaudited)

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
Government National Mortgage Association (continued)
4.130%, 02/16/2027	$491,198	$493,482
3.727%, 03/16/2027	820,469	821,518
6.500%, 07/15/2029	48,337	50,807
7.500%, 11/15/2029	63,529	67,323
6.000%, 06/15/2031	524,532	543,624
6.000%, 02/15/2032	74,137	76,765
5.000%, 01/15/2033	1,042,324	1,073,211
3.998%, 10/16/2033	1,332,817	1,338,710
4.920%, 05/16/2034	600,000	614,642
6.000%, 10/15/2036	723,042	747,668
5.000%, 01/15/2038	2,814,203	2,892,318
5.500%, 01/15/2038	2,894,392	2,987,768
6.000%, 01/15/2038	1,680,336	1,736,769
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	298,921	298,871
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	271,065
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	62,822	61,968
4.799%, 12/15/2029	1,000,000	827,030
Master Adjustable Rate Mortgages Trust
4.558%, 04/21/2034 (b)	240,264	183,657
Master Alternative Loan Trust
5.000%, 06/25/2015	217,212	168,611
Mortgage IT Trust
4.250%, 02/25/2035 (b)	517,168	353,632
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $89,243) (a)	84,768	77,933
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $325,146) (a)	311,703	274,079
Residential Asset Securitization Trust
4.750%, 02/25/2019	323,544	276,336
Small Business Administration Combination Trust
5.314%, 11/15/2036
(Acquired 10/30/2006, Cost $999,961) (a)	1,000,000	800,000
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	196,640	195,298
5.080%, 11/01/2022	331,072	337,795
4.640%, 05/01/2023	424,989	425,852
5.570%, 03/01/2026	331,543	345,247
Structured Asset Securities Corporation
5.540%, 11/25/2032 (b)	92,255	45,266
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	225,622
Wachovia Bank Commercial Mortgage Trust
5.232%, 07/15/2041 (b)	250,000	210,145
5.509%, 04/15/2047	500,000	359,865
Washington Mutual
4.568%, 01/25/2033 (b)	51,734	40,932
4.833%, 10/25/2035 (b)	295,884	234,025
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	379,484	381,942
4.451%, 10/25/2033 (b)	649,806	446,535
5.595%, 07/25/2036 (b)	974,073	554,407
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $69,177,522)		68,339,013

MUNICIPAL BONDS — 4.76%
Florida Department of Transportation
3.375%, 07/01/2024	1,000,000	770,950
Georgia State Unlimited General Obligation
5.000%, 07/01/2019	1,000,000	1,077,550
Illinois State Unlimited General Obligation
5.375%, 04/01/2016	1,000,000	1,129,330
Kentucky State Property & Buildings
Community Revenue
5.100%, 10/01/2015	500,000	478,215
Maryland State Unlimited General Obligation
5.000%, 08/01/2018	615,000	655,559
Massachusetts State Unlimited
General Obligation
5.000%, 09/01/2032	400,000	391,284
Minnesota Highway & Variable Purpose
5.000%, 08/01/2020	1,000,000	1,075,250
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	890,010
South Carolina University
3.000%, 11/01/2019	400,000	351,600
TOTAL MUNICIPAL BONDS
(Cost $6,691,304)		6,819,748

U.S. GOVERNMENT AGENCY ISSUES — 1.67% (c)
Federal Home Loan Bank
4.840%, 01/25/2012	513,625	520,004
4.720%, 09/20/2012	358,824	359,394
4.250%, 07/09/2013 (b)	250,000	250,151
4.250%, 06/26/2018 (b)	200,000	200,843
4.000%, 07/09/2018 (b)	200,000	199,924
New Valley Generation IV
4.687%, 01/15/2022	298,782	331,465
Overseas Private Investment Company
3.420%, 01/15/2015	230,344	245,017
5.685%, 05/15/2012	250,000	280,418
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $2,263,055)		2,387,216

U.S. TREASURY OBLIGATIONS — 6.62%
U.S. Treasury Bonds — 5.13%
1.750%, 01/15/2028	2,067,560	1,910,231
5.375%, 02/15/2031	1,000,000	1,374,062
4.500%, 02/15/2036	1,500,000	1,992,891
5.000%, 05/15/2037	500,000	724,453
4.375%, 02/15/2038	1,000,000	1,339,375
		7,341,012
U.S. Treasury Inflation Index Notes — 1.49%
3.000%, 07/15/2012	1,445,424	1,416,628
1.875%, 07/15/2013	353,754	333,054
2.000%, 01/15/2014	410,235	388,698
		2,138,380
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,980,926)		9,479,392

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2008 (unaudited)

COUNTRY Bond Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.54%
Money Market Funds — 1.54%
Janus Money Market Fund	2,202,843	$2,202,843
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,202,843)		2,202,843
TOTAL INVESTMENTS — 99.64%
(Cost $142,966,919)		142,619,203
OTHER ASSETS IN
EXCESS OF LIABILITIES — 0.36%		517,170
TOTAL NET ASSETS — 100.00%		$143,136,373

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of December 31, 2008 these securities represented 3.81% of total net assets.

(b)	The coupon rate shown on variable rate securities represents the rates at December 31, 2008.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2008 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$160,361,634	$142,966,919
At value	$154,855,408	$142,619,203
Cash	85,047	—
Receivable for investments sold	—	4,924
Receivable for capital stock sold	244,736	44,793
Dividends receivable	271,811	—
Interest receivable	3,885	1,338,268
Prepaid expenses and other assets	15,542	30,289
Total assets	155,476,429	144,037,477

Liabilities:
Payable for investments purchased	65	—
Payable for capital stock redeemed	78,584	749,422
Payable to Advisor	95,385	39,089
Payable to Custodian	—	3,750
Accrued expenses and other liabilities	190,196	108,843
Total liabilities	364,230	901,104
Net Assets	$155,112,199	$143,136,373

Net Assets Consist of:
Paid in capital	$164,302,470	$143,501,004
Undistributed net investment loss	(16,609)	(311,786)
Accumulated net realized gain (loss) on investments	(3,667,436)	294,871
Net unrealized depreciation on investments	(5,506,226)	(347,716)
Total — representing net assets applicable to outstanding capital stock	$155,112,199	$143,136,373

Class Y:
Net assets	$142,184,581	$136,042,383
Shares outstanding	8,823,309	13,466,510
Net asset value, redemption price and offering price per share	$16.11	$10.10

Class A:
Net assets	$12,927,618	$7,093,990
Shares outstanding	801,541	696,151
Net asset value and redemption price per share	$16.13	$10.19
Maximum offering price per share	$17.07	$10.64

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended December 31, 2008 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends	$2,026,853	$—
Interest	35,861	3,810,225
Total investment income	2,062,714	3,810,225
Expenses:
12b-1 fees	75,685	21,705
Investment advisory fees (Note F)	679,239	377,466
Transfer agent fees	88,604	72,453
Professional fees	38,243	31,583
Printing	49,011	42,746
Custody fees	14,147	11,257
Trustees’ fees	6,581	6,762
Administration fees	60,866	52,018
Accounting fees	29,379	41,932
Insurance	21,991	16,330
Registration fees	13,590	8,923
Other expenses	4,892	5,560
Total expenses	1,082,228	688,735
Less: Expenses waived (Note F)	(14,147)	(47,042)
Net expenses	1,068,081	641,693
Net Investment Income	994,633	3,168,532

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(3,667,342)	1,122,172
Net change in unrealized appreciation / depreciation on investments	(47,116,325)	4,839
Net realized and unrealized gain (loss) on investments	(50,783,667)	1,127,011
Increase (Decrease) in Net Assets Resulting from Operations	$(49,789,034)	$4,295,543

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Six Months Ended		Six Months Ended
	12/31/08	Year Ended	12/31/08	Year Ended
	(unaudited)	06/30/08	(unaudited)	06/30/08
Operations:
Net investment income	$994,633	$1,590,337	$3,168,532	$6,127,596
Net realized gain (loss) on investments	(3,667,342)	5,713,266	1,122,172	979,006
Net change in unrealized appreciation / depreciation on investments	(47,116,325)	(27,637,383)	4,839	1,873,769
Net increase (decrease) in net assets resulting from operations	(49,789,034)	(20,333,780)	4,295,543	8,980,371

Dividends and Distributions to Shareholders from Class Y (Note B):
Net investment income	(1,758,847)	(1,306,304)	(3,416,893)	(5,864,292)
Net realized gains on investments	(2,829,312)	(16,512,888)	(1,266,287)	—
Total distributions — Class Y	(4,588,159)	(17,819,192)	(4,683,180)	(5,864,292)

Dividends and Distributions to Shareholders from Class A (Note B):
Net investment income	(162,618)	(131,240)	(176,093)	(302,566)
Net realized gains on investments	(265,397)	(1,656,116)	(64,795)	—
Total distributions — Class A	(428,015)	(1,787,356)	(240,888)	(302,566)

Capital Stock Transactions — Net (Note C)	3,335,952	21,200,920	(9,051,439)	11,842,528
Total increase (decrease) in net assets	(51,469,256)	(18,739,408)	(9,679,964)	14,656,041

Net Assets:
Beginning of period	206,581,455	225,320,863	152,816,337	138,160,296
End of period *	$155,112,199	$206,581,455	$143,136,373	$152,816,337
* Including undistributed net investment income (loss) of	$(16,609)	$910,223	$(311,786)	$112,668

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY Growth Fund
	Six Months Ended		Years Ended June 30,
	December 31, 2008
	(unaudited)		2008	2007	2006	2005	2004
Class Y Shares
Net asset value, beginning of period	$21.89		$26.38	$24.16	$23.44	$22.28	$19.24

Income from investment operations
Net investment income	0.10		0.17	0.21	0.26	0.21	0.14
Net realized and unrealized gains (losses)	(5.35)		(2.40)	3.53	1.16	1.17	3.03
Total from investment operations	(5.25)		(2.23)	3.74	1.42	1.38	3.17

Less distributions
Dividends from net investment income	(0.20)		(0.16)	(0.28)	(0.20)	(0.22)	(0.13)
Distributions from capital gains	(0.33)		(2.10)	(1.24)	(0.50)	—	—
Total distributions	(0.53)		(2.26)	(1.52)	(0.70)	(0.22)	(0.13)
Net asset value, end of period	$16.11		$21.89	$26.38	$24.16	$23.44	$22.28
Total investment return	(24.46	)%**	(9.02)%	16.22%	6.10%	6.23%	16.54%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$142,185		$188,863	$204,771	$197,245	$190,955	$175,300
Ratio of expenses to average net assets:
Before expense waiver	1.20	%*	1.19%	1.20%	1.25%	1.25%	1.25%
After expense waiver	1.18	%*	1.17%	1.19%	1.23%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense waiver	1.08	%*	0.71%	0.83%	1.03%	0.92%	0.64%
After expense waiver	1.10	%*	0.73%	0.84%	1.05%	0.93%	0.65%
Portfolio turnover rate(1)	13.40%		17.73%	33.17%	18.82%	14.57%	12.41%

	COUNTRY Growth Fund
	Six Months Ended		Years Ended June 30,
	December 31, 2008
	(unaudited)		2008	2007	2006	2005	2004
Class A Shares
Net asset value, beginning of period	$21.91		$26.40	$24.18	$23.46	$22.30	$19.26

Income from investment operations
Net investment income	0.10		0.19	0.22	0.25	0.23	0.14
Net realized and unrealized gains (losses)	(5.35)		(2.42)	3.52	1.17	1.15	3.03
Total from investment operations	(5.25)		(2.23)	3.74	1.42	1.38	3.17

Less distributions
Dividends from net investment income	(0.20)		(0.16)	(0.28)	(0.20)	(0.22)	(0.13)
Distributions from capital gains	(0.33)		(2.10)	(1.24)	(0.50)	—	—
Total distributions	(0.53)		(2.26)	(1.52)	(0.70)	(0.22)	(0.13)
Net asset value, end of period	$16.13		$21.91	$26.40	$24.18	$23.46	$22.30
Total investment return(2)	(24.43	)%**	(9.02)%	16.21%	6.10%	6.22%	16.52%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,928		$17,718	$20,550	$12,981	$9,594	$6,175
Ratio of expenses to average net assets:
Before expense waiver	1.20	%*	1.19%	1.20%	1.25%	1.25%	1.25%
After expense waiver	1.18	%*	1.17%	1.19%	1.23%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense waiver	1.08	%*	0.71%	0.83%	1.03%	0.92%	0.64%
After expense waiver	1.10	%*	0.73%	0.84%	1.05%	0.93%	0.65%
Portfolio turnover rate(1)	13.40%		17.73%	33.17%	18.82%	14.57%	12.41%

(1)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Total investment return does not reflect sales load.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY Bond Fund
	Six Months Ended		Years Ended June 30,
	December 31, 2008
	(unaudited)		2008	2007		2006	2005	2004
Class Y Shares
Net asset value, beginning of period	$10.12		$9.91	$9.84		$10.34	$10.28	$10.98

Income from investment operations
Net investment income	0.21		0.43	0.42		0.42	0.41	0.43
Net realized and unrealized gains (losses)	0.11		0.21	0.07		(0.49)	0.17	(0.40)
Total from investment operations	0.32		0.64	0.49		(0.07)	0.58	0.03

Less distributions
Dividends from net investment income	(0.25)		(0.43)	(0.42)		(0.42)	(0.42)	(0.42)
Distributions from capital gains	(0.09)		—	(0.00	)(3)	(0.01)	(0.10)	(0.31)
Total distributions	(0.34)		(0.43)	(0.42)		(0.43)	(0.52)	(0.73)
Net asset value, end of period	$10.10		$10.12	$9.91		$9.84	$10.34	$10.28
Total investment return	3.21	%**	6.58%	5.08%		(0.67)%	5.74%	0.43%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$136,042		$145,405	$131,593		$60,151	$48,166	$39,813
Ratio of expenses to average net assets:
Before expense waiver	0.91	%*	0.89%	0.91%		1.22%	1.24%	1.18%
After expense waiver	0.85	%*	0.85%	0.85%		0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.15	%*	4.18%	4.16%		3.88%	3.61%	3.62%
After expense waiver	4.21	%*	4.22%	4.22%		4.25%	4.00%	3.95%
Portfolio turnover rate(1)	24.80%		50.14%	25.97%		17.46%	27.37%	77.46%

	COUNTRY Bond Fund
	Six Months Ended		Years Ended June 30,
	December 31, 2008
	(unaudited)		2008	2007		2006	2005	2004
Class A Shares
Net asset value, beginning of period	$10.20		$9.99	$9.92		$10.42	$10.36	$11.05

Income from investment operations
Net investment income	0.21		0.43	0.42		0.42	0.41	0.43
Net realized and unrealized gains (losses)	0.12		0.21	0.07		(0.49)	0.17	(0.39)
Total from investment operations	0.33		0.64	0.49		(0.07)	0.58	0.04

Less distributions
Dividends from net investment income	(0.25)		(0.43)	(0.42)		(0.42)	(0.42)	(0.42)
Distributions from capital gains	(0.09)		—	(0.00	)(3)	(0.01)	(0.10)	(0.31)
Total distributions	(0.34)		(0.43)	(0.42)		(0.43)	(0.52)	(0.73)
Net asset value, end of period	$10.19		$10.20	$9.99		$9.92	$10.42	$10.36
Total investment return(2)	3.29	%**	6.52%	5.15%		(0.76)%	5.69%	0.53%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$7,094		$7,411	$6,567		$3,479	$2,804	$1,993
Ratio of expenses to average net assets:
Before expense waiver	0.91	%*	0.89%	0.91%		1.22%	1.24%	1.18%
After expense waiver	0.85	%*	0.85%	0.85%		0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.15	%*	4.18%	4.16%		3.88%	3.61%	3.62%
After expense waiver	4.21	%*	4.22%	4.22%		4.25%	4.00%	3.95%
Portfolio turnover rate(1)	24.80%		50.14%	25.97%		17.46%	27.37%	77.46%

(1)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Total investment return does not reflect sales load.
(3)	Amount less than $0.005 per share.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2008 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “Funds”). Each of the Funds has distinct investment objectives and policies. These financial statements contain two of the four Funds. The two Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth Fund
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

Bond Fund
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Funds adopted FAS 157 effective July 1, 2008.  A summary of the fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

	Investments in Securities
Description	Growth Fund	Bond Fund
Level 1 — Quoted prices	$154,567,718	$12,659,264
Level 2 — Other significant
observable inputs	287,690	129,959,939
Level 3 — Significant
unobservable inputs	—
Total	$154,855,408	$142,619,203

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2008 (unaudited) (continued)

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a specific Fund are allocated directly to that Fund. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets. Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At December 31, 2008, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	Growth Fund
	Six Months Ended		Year Ended
	December 31, 2008		June 30, 2008
	Shares	Amount	Shares	Amount
Class Y
Shares sold	690,763	$12,194,610	1,211,651	$28,416,551
Shares issued through reinvestment of dividends	217,241	4,384,331	715,860	17,053,670
Shares redeemed	(712,162)	(13,056,320)	(1,062,741)	(25,044,901)
Total Class Y transactions	195,842	3,522,621	864,770	20,425,320

Class A
Shares sold	58,631	$1,052,752	138,490	$3,262,786
Shares issued through reinvestment of dividends	21,129	427,367	74,951	1,787,035
Shares redeemed	(86,827)	(1,666,788)	(183,200)	(4,274,221)
Total Class A transactions	(7,067)	(186,669)	30,241	775,600
Net increase in capital stock	188,775	$3,335,952	895,011	$21,200,920

	Bond Fund
	Six Months Ended		Year Ended
	December 31, 2008		June 30, 2008
	Shares	Amount	Shares	Amount
Class Y
Shares sold	2,349,147	$23,514,885	5,887,868	$60,087,521
Shares issued through reinvestment of dividends	448,377	4,485,233	551,497	5,588,364
Shares redeemed	(3,702,820)	(36,748,110)	(5,345,933)	(54,535,116)
Total Class Y transactions	(905,296)	(8,747,992)	1,093,432	11,140,769

Class A
Shares sold	47,548	$480,242	202,041	$2,075,412
Shares issued through reinvestment of dividends	23,830	240,272	29,610	302,501
Shares redeemed	(101,561)	(1,023,961)	(162,579)	(1,676,154)
Total Class A transactions	(30,183)	(303,447)	69,072	701,759
Net increase (decrease) in capital stock	(935,479)	$(9,051,439)	1,162,504	$11,842,528

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the six months ended December 31, 2008, were as follows:

	Purchases	Sales
Growth Fund	$24,199,197	$24,549,450
Bond Fund	37,865,444	22,578,808

For the six months ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$—
Bond Fund	2,812,255	11,323,679

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2008 (unaudited) (continued)

Note (E) Income Tax Information: At June 30, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Bond Fund
Cost of investments	$164,930,273	$154,501,307
Unrealized appreciation	$58,994,987	$1,667,135
Unrealized depreciation	(17,384,888)	(2,045,461)
Net unrealized appreciation (depreciation)	$41,610,099	$(378,326)
Undistributed ordinary income	$910,223	$153,996
Undistributed long-term capital gains	3,094,615	488,093
Total distributable earnings	$4,004,898	$642,089
Other accumulated gains	$—	$131
Total accumulated gains	$45,614,937	$263,894

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale deferrals).

The tax character of distributions paid during the six months ended December 31, 2008 and the year ended June 30, 2008 were as follows:

	Six Months Ended	Year Ended
	December 31, 2008	June 30, 2008
Growth Fund
Ordinary income	$1,921,465	$2,604,051
Long-term capital gains	3,094,709	17,002,497
	$5,016,174	$19,606,548

	Six Months Ended	Year Ended
	December 31, 2008	June 30, 2008
Bond Fund
Ordinary income	$3,592,986	$6,166,858
Long-term capital gains	1,331,082	—
	$4,924,068	$6,166,858

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended June 30, 2008.  The Funds did not have Capital Loss Carryovers or Post-October Loss Deferrals as of June 30, 2008.  The Bond Fund utilized $396,166 of capital loss carryforwards in the year ended June 30, 2008.

FASB Interpretation No. 48, “Accounting For Uncertainty in Income Taxes” (“FIN 48”), requires the Funds to analyze all open tax years.  Open tax years are those years that are open for examination by the relevant taxing authority.  As of June 30, 2008, open Federal and state income taxes include the tax years ended June 30, 2005, June 30, 2006, June 30, 2007 and June 30, 2008.  The Funds have no examinations in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial positions or results of operations.  There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-ends June 30, 2005, June 30, 2006, June 30, 2007 and June 30, 2008.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund and Bond Fund for the six months ended December 31, 2008 were $14,147 and $11,257, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver.  Effective January 30, 2002, this agreement became contractual.  These agreements may be terminated at any time after May 31, 2010.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the six months ended December 31, 2008, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$679,239	$ —
Bond Fund	0.50%	$377,466	$35,785

*	Excludes waiver of custody fees.

At December 31, 2008, 64.9% of the shares outstanding of the Growth Fund and 94.6% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the COUNTRY Trust Bank’s clients, including a defined contribution benefit plan sponsored by COUNTRY Trust Bank.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2008 (unaudited) (continued)

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the Growth Fund and Bond Fund for the six months ended December 31, 2008 were $22,749 and $17,258, respectively.

Legal fees are included in professional fees in the Statements of Operations.  Certain officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund. For the six months ended December 31, 2008, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.08% and 0.03%, respectively.

Note (H) New Accounting Standards:  In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of December 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedge items.

COUNTRY Mutual Funds — Approval of Advisory Contract

The Funds’ investment advisor is COUNTRY Fund Management, a department of COUNTRY Trust Bank.  The Funds and the advisor have entered into investment advisory agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities.  Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals.  The agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the advisor upon sixty days written notice.  The agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Management Services Agreement including but not limited to the investment advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the Funds, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the quality of the advisor’s services, the Board received a memorandum from the advisor with information factors relevant to the Board’s decision on whether to renew the Investment Advisory Agreements.  The information below summarizes the Board’s consideration in connection with its approval of the Agreements.  In deciding to approve the Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered.  However, the Board concluded that each of the various factors referred to below collectively favored such approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the advisor under the Agreements.  The advisor’s most recent registration form on the Securities and Exchange Commission’s Form ADV Part II was provided to the Board.  Also reviewed and analyzed by the Board were the background, education and experience of the advisor’s key investment personnel as well as portfolio manager compensation issues.  The Board further considered the sources of information used by the advisor as the basis for investment advice as well as the methods investment personnel used to evaluation such information.  The Board also analyzed and reviewed the trading strategies of the Funds.  The Board concluded that these factors supported renewal of the Agreements.

In evaluating the costs of the services provided to the Funds by the advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses.  The information included a comparison of the Funds’ various expenses to industry averages for each particular Fund’s peer group.  The Board also reviewed and analyzed a summary of determination criteria for compensation of Portfolio Managers.  Based on these factors, the Board concluded that the fees under the Agreements were reasonable and fair in light of the nature and quality of the services provided by the advisor.

The Board further reviewed and analyzed the advisor’s current compliance program and reviewed summaries of the advisor’s policies on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure policies, and proxy voting policy.  The advisor’s procedures for market timing and late trading were also reviewed.  The Board concluded that the factors reviewed and analyzed favored approval of the Investment Advisory Agreements.

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
William G. Beeler	70	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st Century; Past Chairman,
(2/26/39)			McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association. Farmer.

Charlot R. Cole	67	Trustee since 1996	Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation Extension Council
(6/12/41)			(formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1980 to date. Farmer.

Nancy J. Erickson	51	Trustee since 1995	President of McHatton Farm Management, Inc., 1981 to date. Farmer.
(8/24/57)

Robert D. Grace	61	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date. Farmer.
(3/20/47)

Robert W. Weldon	75	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2001 to date.
(1/30/34)

William H. Olthoff*	65	Trustee since 2007	Director: Illinois Agricultural Association and Affiliated Companies(3), 2000 to date; Director: COUNTRY
(7/11/43)			Trust Bank, 2003 to date; Farmer.

Carson H. Varner, Jr.	63	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to date; Farm Manager,
(5/18/45)			Varner Farms, Edgar County, Illinois, 1980 to date.

Theresa Boyd	55	Treasurer since 2008	Controller: Illinois Agricultural Association, 2004 to date; Vice President and Treasurer since 12/08
(3/24/53)			(COUNTRY Trust Bank); Vice President, Finance and Treasurer Illinois Agricultural Association and
			Affiliated Companies 2008 to date.

Peter J. Borowski	58	Controller since 2005	Vice President and Controller, COUNTRY Trust Bank 2005 to date and COUNTRY Insurance and
(5/10/50)			Financial Services 2003 to date.

Barbara L. Mosson	56	Chief Compliance	Compliance Officer, COUNTRY Trust Bank, 2000 to date; Compliance Officer, Busey Bank, 1996 to 2000
(4/30/52)		Officer, Anti-Money	including predecessor company.
		Laundering Compliance
		Officer since 2004

Bruce D. Finks	56	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank, 1995 to date (4).
(1/31/53)

Erik Gravelle	33	Vice President since 2008	Director, Business Retirement Services; COUNTRY Trust Bank (4), Beginning February 2008; Product
(12/23/75)			Development Actuary; COUNTRY Life Insurance Company, 1999 to 2008.

John D. Blackburn	60	Vice President since 2001	Chief Executive Officer: COUNTRY Insurance & Financial Services (5), 2001 to date.
(4/2/48)

Robert W. Rush, Jr.	63	Vice President since 1999	Executive Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to date.
(9/3/45)

Richard L. Guebert, Jr.	57	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated Companies, 2003 to date; Vice
(8/9/51)			President: COUNTRY Trust Bank, 2003 to date; President-Randolph County Farm Bureau, 1997 to 2003. Farmer.

Derek C. Vogler	37	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank, 2005 to date.
(10/5/71)

Philip T. Nelson*	51	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated Companies, 2003 to date; Director
(6/12/57)		since 2003
and President and Chairman of the Board: COUNTRY Trust Bank, 2003 to date; Director: American Farm
Bureau Federation and certain of its Affiliated Companies, 2004 to date; Chairman: Country Capital
Management Company, 2003 to date; Farmer.

James M. Jacobs	42	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated Companies, February 2008
(6/19/66)		Secretary	to date; Various Attorney Positions: Illinois Agricultural Association and Affiliated Companies, April 2005
		since 2008	to February 2008; General Counsel and Secretary: COUNTRY Trust Bank, February 2008 to date; Director: Murphy, Rogers, Slass and Gambel, 1999 to 2005.

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex.  COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios:  COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2008 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q.  The Funds will file Form N-Q for the first and third quarters of each fiscal year.  The Funds’ Form N-Q are on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
Nancy J. Erickson
Roger D. Grace
William H. Olthoff
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Erik Gravelle, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Theresa Boyd, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance
  Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
Quasar Distributors, LLC
Milwaukee, Wisconsin

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Chicago, Illinois

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/09)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*     /s/ Philip T. Nelson
Philip T. Nelson, President

Date         2/27/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Philip T. Nelson
Philip T. Nelson, President

Date        2/27/2009

By (Signature and Title)*     /s/ Theresa Boyd
Theresa Boyd, Treasurer

Date        2/27/2009

* Print the name and title of each signing officer under his or her signature.